Principal joint operations - Summary of principle joint operations (Detail)	12 Months Ended
Dec. 31, 2017
Tomago Aluminium Joint Venture [member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	Tomago Aluminium Joint Venture
Country of incorporation, Joint Operation	Australia
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	51.60%
Kestrel [member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	Kestrel
Country of incorporation, Joint Operation	Australia
Principal activities, Joint Operation	Coal mining
Group interest (%), Joint Operation	80.00%
Gladstone Power Station [member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	Gladstone Power Station
Country of incorporation, Joint Operation	Australia
Principal activities, Joint Operation	Power generation
Group interest (%), Joint Operation	42.10%
Hope Downs Joint Venture [member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	Hope Downs Joint Venture
Country of incorporation, Joint Operation	Australia
Principal activities, Joint Operation	Iron ore mining
Group interest (%), Joint Operation	50.00%
Queensland Alumina Limited [member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	Queensland Alumina Limited
Country of incorporation, Joint Operation	Australia
Principal activities, Joint Operation	Alumina production
Group interest (%), Joint Operation	80.00%
Pilbara Iron arrangement [Member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	Pilbara Iron arrangement
Country of incorporation, Joint Operation	Australia
Principal activities, Joint Operation	Infrastructure, corporate and mining services
New Zealand Aluminium Smelters Limited [member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	New Zealand Aluminium Smelters Limited
Country of incorporation, Joint Operation	New Zealand
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	79.36%
Aluminerie Alouette Inc. [member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	Aluminerie Alouette Inc.
Country of incorporation, Joint Operation	Canada
Principal activities, Joint Operation	Aluminium production
Group interest (%), Joint Operation	40.00%
Grasberg expansion [member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	Grasberg expansion
Country of incorporation, Joint Operation	Indonesia
Principal activities, Joint Operation	Copper and gold mining
Group interest (%), Joint Operation	40.00%
Pechiney Reynolds Quebec Inc [member]
Disclosure Of Joint Operations [Line Items]
Company of operation, Joint Operation	Pechiney Reynolds Quebec Inc
Country of incorporation, Joint Operation	United States of America
Principal activities, Joint Operation	Aluminium smelting
Group interest (%), Joint Operation	50.20%